ACCRUED LIABILITIES:	12 Months Ended
Dec. 31, 2012
ACCRUED LIABILITIES:
ACCRUED LIABILITIES:

NOTE 2—ACCRUED LIABILITIES:

Accrued liabilities are comprised of the following:

	December 31,
	2012	2011
Compensation	$8,948	$8,817
Other employee benefits	7,121	7,299
Taxes, other than income	2,618	1,954
Advertising and promotions	21,431	20,568
Other	5,032	4,431
	$45,150	$43,069